Material Accounting Policies - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2024
Production equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Office furniture and electronic data processing equipment (“EDP”) [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years